Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Land Use Rights, Net

7. LAND USE RIGHTS, NET

	2024	2025
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(169,133)	(203,533)
Net carrying amount	862,867	828,467

Land use rights represent the land use rights acquired for the purpose of constructing offices. In 2020, the Group obtained the land use rights from local authorities with a cash consideration of RMB1.0 billion, which is being amortized on a straight-line basis over the term of the land use right period, approximately 30 years.

Amortization expense related to land use rights for each of the three years in the period ended December 31, 2025 is RMB34.4 million. The land use rights were pledged for the long-term borrowing of the Group. Refer to Note 11. Borrowings.

As of December 31, 2025, amortization expenses for future periods are estimated to be as follows:

2025
(RMB in thousands)
2026	34,400
2027	34,400
2028	34,400
2029	34,400
2030	34,400
Thereafter	656,467
Total expected amortization expenses	828,467